Investment Objectives and Goals	May 30, 2025
ULTRA SHORT DURATION BOND FUND - Class F Prospectus | SDIT ULTRA SHORT DURATION BOND FUND
Prospectus [Line Items]
Risk/Return [Heading]	ULTRA SHORT DURATION BOND FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Provide higher current income than that typically offered by a money market fund while maintaining a high degree of liquidity and a correspondingly higher risk of principal volatility.
SHORT DURATION GOVERNMENT FUND - Class F Prospectus | SDIT SHORT DURATION GOVERNMENT FUND
Prospectus [Line Items]
Risk/Return [Heading]	SHORT DURATION GOVERNMENT FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Preserve principal value and maintain a high degree of liquidity while providing current income.
GNMA FUND - Class F Prospectus | SDIT GNMA FUND
Prospectus [Line Items]
Risk/Return [Heading]	GNMA FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Preserve principal value and maintain a high degree of liquidity while providing current income.
ULTRA SHORT DURATION BOND FUND - Class Y Prospectus | SDIT ULTRA SHORT DURATION BOND FUND
Prospectus [Line Items]
Risk/Return [Heading]	ULTRA SHORT DURATION BOND FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Provide higher current income than that typically offered by a money market fund while maintaining a high degree of liquidity and a correspondingly higher risk of principal volatility.
SHORT DURATION GOVERNMENT FUND - Class Y Prospectus | SDIT SHORT DURATION GOVERNMENT FUND
Prospectus [Line Items]
Risk/Return [Heading]	SHORT DURATION GOVERNMENT FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Preserve principal value and maintain a high degree of liquidity while providing current income.
GNMA FUND - Class Y Prospectus | SDIT GNMA FUND
Prospectus [Line Items]
Risk/Return [Heading]	GNMA FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Preserve principal value and maintain a high degree of liquidity while providing current income.
GOVERNMENT II FUND - Class F Prospectus | SDIT GOVERNMENT II FUND
Prospectus [Line Items]
Risk/Return [Heading]	GOVERNMENT II FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Preserve principal value and maintain a high degree of liquidity while providing current income.
TREASURY II FUND - Class F Prospectus | SDIT TREASURY II FUND
Prospectus [Line Items]
Risk/Return [Heading]	TREASURY II FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Preserve principal value and maintain a high degree of liquidity while providing current income.
GOVERNMENT FUND - Admin Class Shares Prospectus | SDIT GOVERNMENT FUND
Prospectus [Line Items]
Risk/Return [Heading]	GOVERNMENT FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Preserve principal value and maintain a high degree of liquidity while providing current income.
GOVERNMENT FUND - Wealth Class Shares Prospectus | SDIT GOVERNMENT FUND
Prospectus [Line Items]
Risk/Return [Heading]	GOVERNMENT FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Preserve principal value and maintain a high degree of liquidity while providing current income.
GOVERNMENT FUND - Institutional Shares Prospectus | SDIT GOVERNMENT FUND
Prospectus [Line Items]
Risk/Return [Heading]	GOVERNMENT FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Preserve principal value and maintain a high degree of liquidity while providing current income.